Audit Information	12 Months Ended
Dec. 31, 2024
Auditor [Table]
Auditor Name	Enrome LLP
Auditor Firm ID	6907
Auditor Location	Singapore
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheet of AIFU Inc. (formally known as “AIX Inc.” and “Fanhua Inc.”) (the “Company”) and its subsidiaries (the “Group”) as of December 31, 2024, the related consolidated statements of income and comprehensive income, changes in shareholders’ equity, and cash flows, for the year ended December 31, 2024, and the related notes and schedule I (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Group as of December 31, 2024, and the results of its operations and its cash flows for the year ended December 31, 2024, in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

We have also audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (“PCAOB”), the Group’s internal control over financial reporting as of December 31, 2024, based on criteria established in Internal Control – Integrated Framework (2013) issued by the Committee of Sponsoring Organizations of the Treadway Commission and our report dated April 25, 2025, expressed an unqualified opinion on the Group’s internal control over financial reporting.